Accumulated Other Comprehensive (Income) Loss - Net (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Currency translation adjustments
OCI, Foreign Currency Transaction and Translation Gain (Loss), Arising During Period, Tax	$ 11		$ 2		$ 5		$ 9		$ 16
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Tax	0		0		0		0		0
Benefit plans
Other Comprehensive (Income) Loss, Defined Benefit Plan, before Reclassification Adjustment, Tax	2		9		39		57		21
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, Tax	16		0		0		37		40
Cash flow hedges
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification, Tax	4		6		10		12		10
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, Tax	7		0		17		3		6
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	0	[1]	$ 0	[1]	$ 0	[2]	$ 0	[2]	(688)	[2],[3]
Currency translation adjustments Member
Cash flow hedges
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, after Tax	0
Benefit plans Member
Cash flow hedges
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, after Tax	(509)
Cash flow hedges Member
Cash flow hedges
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, after Tax	$ 0
Bio Pharma Business [Member]
Cash flow hedges
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax									$ 836

[1]	The amount of foreign currency translation recognized in Other comprehensive income (loss) during the three months ended March 31, 2023 and 2022 included net gains (losses) relating to net investment hedges, as further discussed in Note 12, “Financial Instruments and Fair Value Measurements.”
[2]	The amount of foreign currency translation recognized in other comprehensive income during the years ended December 31, 2022, 2021, and 2020 included net gains (losses) relating to net investment hedges, as further discussed in Note 13, “Financial Instruments and Fair Value Measurements.”
[3]	The total reclassification from AOCI included $836 million related to the sale of our BioPharma business in 2020, including currency translation of $688 million, net of taxes.